Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2023
Prepaid Expenses And Other Current Assets
Prepaid Expenses and Other Current Assets

10. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

(in thousands)	December 31, 2023	December 31, 2022
		$
Prepaid expenses	$305	$439
Security deposits	-	85
Other	120	286
Total	$425	$810